Transactions with related parties and affiliates	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions with related parties and affiliates

NOTE 18 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Vessel operating expenses: Pursuant to the Management Agreement, the Manager, provided commercial and technical management services to Navios Partners’ vessels for a daily fee of: (a) $4.23 daily rate per Ultra-Handymax vessel; (b) $4.33 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Containership of TEU 6,800; (e) $7.40 daily rate per Containership of more than TEU 8,000 and (f) $8.75 daily rate per very large Containership of more than TEU 13,000 through December 2019. These fixed daily fees cover the vessels' operating expenses, other than certain extraordinary fees and costs (pursuant to the terms of the management agreements).

In August 2019, Navios Partners extended the duration of its Management Agreement with the Manager until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party. Vessel operating expenses were fixed for two years commencing from January 1, 2020 at: (a) $4.35 daily rate per Ultra-Handymax Vessel; (b) $4.45 daily rate per Panamax Vessel; (c) $5.41 daily rate per Capesize Vessel; and (d) $6.90 daily rate per 6,800 TEU Containership. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% after January 1, 2022 unless agreed otherwise. In December 2019, the Management Agreement was further amended to include from January 1, 2020, a $6.1 daily rate per Sub-Panamax/Panamax Containership.

Following the liquidation of Navios Europe I, Navios Partners acquired three Sub-Panamax and two Panamax Containerships and following the liquidation of Navios Europe II, Navios Partners acquired five drybulk vessels, three Panamax and two Ultra-Handymax vessels. As per the Management Agreement, as amended in December 2019, vessel operating expenses are fixed for two years commencing from January 1, 2020 at $6.1 daily rate per Sub-Panamax/Panamax Containership. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% after January 1, 2022 for the remaining period unless agreed otherwise.

Following the completion of the NMCI Merger, the fleet of Navios Containers is included in Navios Partners’ owned fleet and continued to be operated by the Manager (see Note 3 – Acquisition of Navios Containers and Navios Acquisition). As per the NMCI Management Agreement, vessel operating expenses are fixed for two years commencing from January 1, 2020 at: (a) $6.22 daily rate per Containership of TEU 3,000 up to 4,999, respectively; (b) $7.78 daily rate per Containership of TEU 8,000 up to 9,999, respectively; and (c) $8.27 daily rate per Containership of TEU 10,000 up to 11,999, respectively. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% after January 1, 2022 unless agreed otherwise.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, the fleet of Navios Acquisition is included in Navios Partners’ owned fleet.and continued to be operated by Tankers Manager (see Note 3 – Acquisition of Navios Containers and Navios Acquisition). As per the NNA Management Agreement, vessel operating expenses are fixed for two years commencing from January 1, 2020 at: (a) $6.8 per day per MR2 and MR1 product tanker and chemical tanker vessel; (b) $7.23 per day per LR1 product tanker vessel; and (c) $9.7 per day per VLCC. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel, an annual increase of 3% after January 1, 2022 for the remaining period unless agreed otherwise.

Following completion of the Mergers, the Managers provide commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.45 daily per Panamax Vessel; (b) $4.35 daily per Ultra-Handymax Vessel; (c) $5.41 daily per Capesize Vessel; (d) $6.1 daily per owned container vessel of 1,300TEU to 3,400TEU; (e) $6.22 daily rate per Containership of TEU 3,000 up to 4,999; (f) $6.9 daily per 6,800 TEU Containership; (g) $7.78 daily rate per Containership of TEU 8,000 up to 9,999; (h) $8.27 daily rate per Containership of TEU 10,000 up to 11,999; (i) $6.83 per day per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.23 per day per LR1 product tanker vessel; and (k) $9.65 per day per VLCC.

The Management Agreements also provide for payment of a termination fee, equal to the fees charged for the full calendar year (for Navios Partners, Navios Containers and Navios Acquisition) preceding the termination date in the event the agreements are terminated on or before December 31, 2024.

Drydocking expenses are reimbursed at cost for all vessels.

During the years ended December 31, 2021 and 2020 certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation under the Company's Management Agreements, amounted to $11,408 and $3,366, respectively, and are presented under the caption “Acquisition of/ additions to vessels, net of cash acquired” in the Consolidated Statements of Cash Flows. During year ended December 31, 2021, certain extraordinary fees and costs related to Covid-19 measures, including crew related expenses, amounted to $5,811 are presented under the caption of “Direct vessel expenses” in the Consolidated Statements of Operations. During year ended December 31, 2021, certain extraordinary fees and costs related to Covid-19 measures, including crew related expenses, amounted to $2,034 are presented under the caption of “Other expense” in the Consolidated Statements of Operations.

Vessel operating expenses for each of the years ended December 31, 2021, 2020 and 2019 amounted to $191,449, $93,732 and $68,188, respectively.

General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Under the Administrative Services Agreement, which provide for allocable general and administrative costs, the Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In August 2019, Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager until January 1, 2025, to be automatically renewed for another five years. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date in the event the Administrative Services Agreement is terminated on or before December 31, 2024.

Total general and administrative expenses charged by the Managers for each of the years ended December 31, 2021, 2020 and 2019 amounted to $28,805, $13,708 and $10,406, respectively.

Balance due from/(to) related parties: Balance due from related parties (both short and long term) as of December 31, 2021 and December 31, 2020 amounted to $35,245 and $5,000, respectively, of which the current receivable was $0 and $5,000, respectively and the long-term receivable was $35,245, and $0, respectively. The balance as of December 31, 2020, consisted of the receivable from the Navios Holdings Guarantee of $5,000. Balance due to related parties, short-term as of December 31, 2021 and December 31, 2020 amounted to $64,204 and $35,979, respectively, and mainly consisted of payables to the Managers. The balances mainly consisted of administrative fees, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as fixed vessel operating expenses, in accordance with the Management Agreement.

Impairment of receivable in affiliated company: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II revolving loans of up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000 (see Note 20 — Investment in Affiliates).

On April 21, 2020, Navios Europe II agreed with the lender to fully release the liabilities under the junior participating loan facility for $5,000. Navios Europe II owned seven container vessels and seven dry bulk vessels. Navios Partners had a net receivable of approximately $17,276 from Navios Europe II.

As of March 31, 2020, the decline in the fair value of the investment was considered as other-than-temporary and, therefore, an aggregate loss of $6,900 was recognized and included in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020, as “Impairment of receivable in affiliated company”. The fair value of the Company’s investment was determined based on the liquidation value of Navios Europe II, including the individual fair values assigned to the assets and liabilities of Navios Europe II.

On May 14, 2020, an agreement was reached to liquidate Navios Europe II before its original expiring date. The transaction was completed on June 29, 2020.

As a result of the Europe II Liquidation, Navios Partners acquired 100% of the stock of the five vessels owning Companies owning the dry bulk vessels of Navios Europe II with a fair value of $56,050 and working capital balances of $(2,718). The acquisition was funded through a new credit facility (Note 11 – Borrowings) and cash on hand for total of $36,056 and the satisfaction of its receivable balances in the amount of approximately $17,276 representing the Revolving Loan, Term Loan and accrued interest thereof directly owned to Navios Partners, previously presented under the captions “Amounts due from related parties” and “Loans receivable from affiliates”.

Following the liquidation of Navios Europe II, there was no balance due from Navios Europe II as of December 31, 2021 and December 31, 2020.

Note receivable from affiliates: On March 17, 2017, Navios Holdings transferred to Navios Partners its rights to the fixed 12.7% interest on the Navios Europe I Navios Term Loans I and Navios Revolving Loans I (including the respective accrued receivable interest) in the amount of $33,473, which included a cash consideration of $4,050 and 871,795 newly issued common units of Navios Partners, on a split adjusted basis. At the date of this transaction, the Company recognized a receivable at the fair value of its newly issued common units totaling $29,423 based on the closing price of $33.75 per unit as of March 16, 2017 given as consideration. The receivable relating to the consideration settled with the issuance of 871,795 Navios Partners’ common units in the amount of $29,423 has been classified contra equity. The receivable from Navios Holdings was payable on maturity in December 2023. Interest would accrue through maturity and would be recognized within “Interest income” for the receivable relating to the cash consideration of $4,050. On October 23, 2019, Navios Partners’ Conflicts Committee agreed to cancel an amortizing penalty from Navios Holdings of approximately $3,182 as of December 2019, due to early liquidation of the structure. Following the liquidation of Navios Europe I, the long-term note receivable from Navios Holdings amounted to $0.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Partners entered into an omnibus agreement with Navios Acquisition and Navios Holdings (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for containerships and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

In connection with the Navios Maritime Midstream Partners L.P. (“Navios Midstream”) initial public offering effective November 18, 2014, Navios Partners entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Holdings pursuant to which Navios Acquisition, Navios Holdings and Navios Partners have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years and also providing rights of first offer on certain tanker vessels.

In connection with the Navios Containers private placement and listing on the Norwegian over-the-counter market effective June 8, 2017, Navios Partners entered into an omnibus agreement with Navios Containers, Navios Holdings, Navios Acquisition and Navios Midstream (the “Navios Containers Omnibus Agreement”), pursuant to which Navios Partners, Navios Holdings, Navios Acquisition and Navios Midstream have granted to Navios Containers a right of first refusal over any containerships to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Partners, Navios Holdings, Navios Acquisition and Navios Midstream to compete with Navios Containers under specified circumstances.

Navios Holdings Guarantee: On November 15, 2012 (as amended and supplemented in March 2014, December 2017 and July 2019), Navios Holdings and Navios Partners entered into the Navios Holdings Guarantee by which Navios Holdings would provide supplemental credit default insurance with a maximum cash payment of $20,000. In October 2020, Navios Holdings paid an amount of $5,000 to Navios Partners. In April 2021, Navios Holdings paid an amount of $5,000 to Navios Partners. As of December 31, 2021 and 2020, the outstanding claim receivable amounted to $0 and $5,000, respectively. The guarantee claim receivable is presented under the caption “Amounts due from related parties-short term” in the Consolidated Balance Sheets as of December 31, 2020.

General partner and Navios Holdings: In August 2019, Navios Holdings announced that it sold certain assets, including its ship management division and the general partnership interest in Navios Partners to N Shipmanagement Acquisition Corp. and related entities, affiliated with Navios Holdings’ Chairwoman and Chief Executive Officer, Angeliki Frangou.

Acquisition of vessels:

2021

On July 9, 2021, Navios Partners acquired the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $30,003 (including $3 capitalized expenses).

On June 30, 2021, Navios Partners acquired the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt and the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt, from its affiliate, Navios Holdings, for an aggregate purchase price of $58,000.

On June 4, 2021, Navios Partners acquired the Navios Koyo, a 2011-built Capesize vessel of 181,415 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $28,567 (including $67 capitalized expenses).

On May 10, 2021, Navios Partners acquired the Ete N, a 2012-built Containership of 2,782 TEU, the Fleur N, a 2012-built Containership of 2,782 TEU and the Spectrum N, a 2009-built Containership of 2,546 TEU from Navios Acquisition, for an aggregate purchase price of $55,500.

On March 30, 2021, Navios Partners acquired the Navios Avior, a 2012-built Panamax vessel of 81,355 dwt, and the Navios Centaurus, a 2012-built Panamax vessel of 81,472 dwt, from Navios Holdings, for an acquisition cost of $39,320 (including $70 capitalized expenses), including working capital balances of $(5,766).

2020

On September 30, 2020, Navios Partners acquired the Navios Gem, a 2014-built Capesize vessel of 181,336 dwt and the Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, from its affiliate, Navios Holdings, for a purchase price of $51,000, including working capital balances of $(4,378). The acquisition was funded through a new credit facility of $33,000 (see Note 11 — Borrowings) and the balance of $13,622 seller’s credit by Navios Holdings was repaid on October 2, 2020, presented under the caption “Payable to affiliated company” in the Consolidated Statements of Cash Flows.

On June 29, 2020, Navios Partners acquired five drybulk vessels, three Panamax and two Ultra-Handymax, for a fair value of $56,050 in total, following the liquidation of Navios Europe II.

2019

On November 26, 2019, Navios Partners entered into a share purchase agreement for the acquisition of five containerships, following the liquidation of Navios Europe I. The vessels were acquired on December 13, 2019 (see Note 7 — Vessels, net).

On November 25, 2019, Navios Partners entered into a share purchase agreement for the acquisition of three Panamax and one Ultra-Handymax drybulk vessels from an entity affiliated with its Chairwoman and CEO for $37,000 (plus working capital adjustment) in a transaction approved by the Conflicts Committee of the Board of Directors of Navios Partners. The vessels were acquired on December 16, 2019 (see Note 7 — Vessels, net).

Navios Acquisition Credit Facility: On August 24, 2021, Navios Partners and Navios Acquisition entered into a loan agreement under which Navios Partners agreed to make available to Navios Acquisition a working capital facility of up to $45,000. As of the date hereof, the full amount of the facility has been drawn. The full amounts borrowed, including accrued and unpaid interest are due and payable on the date that is one year following the date hereof. The facility bears interest at the rate of 11.50% per annum. As of December 31, 2021, the outstanding balance of $45,000 was eliminated upon consolidation.

Loan payable to affiliated company: On March 19, 2021, Navios Acquisition entered into a secured loan agreement with a subsidiary of N Shipmanagement Acquisition Corp. (“NSM”), an entity affiliated with Navios Acquisition’s Chairwoman and Chief Executive Officer, for a loan of up to $100,000 to be used for general corporate purposes (the “NSM Loan Agreement”). The loan would be repayable in two years and bears interest at a rate of 11% per annum, payable quarterly. Navios Acquisition may elect to defer all scheduled capital and interest payments, in which case the applicable interest rate is 12.5% per annum.

In August 2021, Navios Acquisition entered into a supplemental agreement (the “Supplemental Loan Agreement”) to amend the NSM Loan Agreement. The Supplemental Loan Agreement provided for: (i) the issuance of 8,823,529 newly-issued shares of common stock of Navios Acquisition in settlement of $30,000 of the outstanding balance of the NSM Loan Agreement and (ii) the repayment of $35,000 of the outstanding balance of the NSM Loan Agreement in cash as of the date of the Supplemental Loan Agreement and the repayment in cash on January 7, 2022 of the remainder of the outstanding balance of the NSM Loan Agreement, of approximately $33,112.

On December 23, 2021, the outstanding amount of $33,112 was repaid. As of December 31, 2021, there was no outstanding balance of the NSM Loan Agreement. Upon completion of the NNA Merger, the newly-issued shares of common stock of Navios Acquisition were converted into common units of Navios Partners on the same terms as is applicable to other outstanding shares of common stock of Navios Acquisition.

As of December 31, 2021, there were outstanding 30,197,087 common units and 622,555 general partnership units, and Navios Holdings held a 10.3% ownership interest in Navios Partners, represented by 3,183,199 common units. Olympos Maritime Ltd. held an ownership of 2.0% represented by all 622,555 outstanding general partner units.